Intangible Assets (Details 1) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021 (remaining 9 months)	$ 3,366	$ 1,437
2022	4,246	1,194
2023	3,217	629
2024	3,035	590
Thereafter	33,463	2,138
Amortization Expense	$ 47,327	$ 5,988	$ 7,429